INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, net	$ 3,244,357	$ 3,629,821
Intellectual Technology [Member]
Amortization Period	10 years	10 years
Intangible assets, gross	$ 3,854,675	$ 3,854,675
Accumulated amortization	610,318	224,854
Intangible assets, net	$ 3,244,357	$ 3,629,821